Lease obligations (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Exploration camp lease remaining term		12 years
lease obligations for leased right-of-use assets	$ 389,049	$ 389,049	$ 24,164
Interest	13.80%	10.43%
Rent expense relating to short-term office leases		$ 7,141	$ 19,857